Warrants (Schedule of Warrant Activity) (Details)		12 Months Ended
		Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Number
Outstanding - Beginning of year | shares		1,498,052	1,961,791
Granted | shares		619,505	266,814
Exercised | shares	[1]	(626,875)	(627,256)
Outstanding - End of year | shares		1,474,477	1,498,052
Weighted average exercise price
Outstanding - Beginning of year		$ 2.26	$ 2.23
Granted		6.65	2.4
Exercised		$ 2.18	$ 2.21
Warrants [Member]
Number
Outstanding - Beginning of year | shares		2,087,598	2,725,596
Granted | shares		134,766	144,231
Exercised | shares		(2,029,905)	(782,229)
Outstanding - End of year | shares		192,459	2,087,598
Weighted average exercise price
Outstanding - Beginning of year		$ 2.46	$ 2.27
Granted		6.53	4.22
Exercised		2.41	2.18
Amount
Opening balance		674,000	660,000
Granted		332,000	208,000
Exercised		(591,000)	(194,000)
Closing balance		415,000	674,000
Weighted average grant date value per warrant of warrants issued		$ 2.47	$ 1.44

[1]	Of the 626,875 (2017 - 627,256) options exercised, 443,748 (2017 - 548,833) elected the cashless exercise, under which 297,626 shares (2017 - 238,130) were issued. These options would have otherwise been exercisable for proceeds of $975 (2017 - $1,227) on the exercise date.